CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (RUB) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term investments, related party amounts	14,633	4,034
Trade receivables, allowance for doubtful accounts	3,753	3,461
Prepaid expenses, related party	9,811	9,905
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation	293,389	242,886
PROPERTY, PLANT AND EQUIPMENT, advances given to related parties	367	1,024
DEBT ISSUANCE COSTS, accumulated amortization	2,375	3,184
OTHER INVESTMENTS, related party	4,392	5,814
OTHER NON-CURRENT ASSETS, restricted cash		115
OTHER NON-CURRENT ASSETS, deferred tax assets	862	2,186
Other payables, capital lease obligations	38	163
Other long-term liabilities, capital lease obligations	10	49
Common Stock, Shares, Issued	2,066,413,562	2,066,413,562
Common stock, in the form of ADS (in shares)	777,396,505	777,396,505
Treasury stock, common shares at cost (in shares)	77,582,378	77,494,385
Related party
Available-for-sale securities	4,154
Short-term investments, related party amounts	9,235	101
Prepaid expenses, related party	123	60
OTHER INVESTMENTS, related party	743	3,024
License costs
Accumulated amortization	3,194	4,060
Advances to related parties	3,202
OTHER INTANGIBLE ASSETS
Accumulated amortization	58,153	47,994
Advances to related parties	38,031
Prepayments to related parties
Advances to related parties	232	279